Homebuilding debt and other affiliate debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Homebuilding debt and other affiliate debt
Summary of Company's debt

	March 31, 2023
		Homebuilding
	Weighted	Debt - Wells
	average	Fargo
	interest rate	Syndication
Wells Fargo Bank	7.63%	$39,982,270
Regions Bank	7.63%	25,499,203
Texas Capital Bank	7.63%	18,211,439
Truist Bank	7.63%	18,195,498
First National Bank	7.63%	7,284,576
Total debt on contracts		$109,172,986

	December 31, 2022
		Homebuilding
	Weighted	Debt - Wells
	average	Fargo
	interest rate	Syndication	Other Affiliates(1)	Total
Wells Fargo Bank	4.98%	$34,995,080	$8,203,772	$43,198,852
Regions Bank	4.98%	27,550,618	—	27,550,618
Texas Capital Bank	4.98%	19,676,552	—	19,676,552
Truist Bank	4.98%	19,659,329	—	19,659,329
First National Bank	4.98%	7,870,621	—	7,870,621
Anderson Brothers	4.74%	—	2,841,034	2,841,034
Total debt on contracts		$109,752,200	$11,044,806	$120,797,006
(1)	Outstanding balances relate to bank financing for land acquisition and development activities of Other Affiliates for which the Company is the co-obligor or has an indirect guarantee of the indebtedness of the Other Affiliates. In addition, the $8,203,772 of Other Affiliates debt with Wells Fargo Bank as of December 31, 2022 is part of the Wells Fargo Syndication.

	2022
		Homebuilding
	Weighted	Debt – Wells
	average	Fargo
	interest rate	Syndication	Other Affiliates(2)	Total
Wells Fargo Bank	4.98%	$34,995,080	$8,203,772	$43,198,852
Regions Bank	4.98%	27,550,618	—	27,550,618
Texas Capital Bank	4.98%	19,676,552	—	19,676,552
Truist Bank	4.98%	19,659,329	—	19,659,329
First National Bank	4.98%	7,870,621	—	7,870,621
Anderson Brothers	4.74%	—	2,841,034	2,841,034
Total debt on contracts		$109,752,200	$11,044,806	$120,797,006

	2021
		Homebuilding
	Weighted	Debt – Wells
	average	Fargo	Homebuilding
	interest rate(1)	Syndication	Debt – Other	Other Affiliates(2)	Total
Wells Fargo Bank	3.63%	$36,453,801	$—	$—	$36,453,801
Regions Bank	3.63%/ 4.40%	23,189,545	—	918,453	24,107,998
Texas Capital Bank	3.63%	16,561,385	—	—	16,561,385
Truist Bank	3.63%	16,543,353	—	—	16,543,353
First National Bank	3.63%/ 3.88%	6,624,554	—	21,160	6,645,714
Anderson Brothers	4.25%	—	439,200	1,608,300	2,047,500
Other debt	—%	—	142,536	—	142,536
Total debt on contracts		$99,372,638	$581,736	$2,547,913	$102,502,287
(1)	The weighted average interest rate for the Wells Fargo Syndication debt is 3.63%. The 4.40% and 3.88% represents the weighted average interest rate for Other Affiliates debt for Regions Bank and First National Bank, respectively.
(2)	Outstanding balances relate to bank financing for land acquisition and development activities of Other Affiliates for which the Company is the co-obligor or has an indirect guarantee of the indebtedness of the Other Affiliates. In addition, the $8,203,772 of Other Affiliates debt with Wells Fargo Bank as of December 31, 2022 is part of the Wells Fargo Syndication.